Inventories (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Inventories
Crude	$ 2,646,261	$ 1,719,426
Fuels and petrochemicals	2,357,105	1,407,297
Materials for goods production	2,173,980	1,927,237
Inventories, net	$ 7,177,346	$ 5,053,960